UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21539

First Trust Senior Floating Rate Income Fund II

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 128.4%
	Aerospace & Defense – 1.2%
$2,814,769	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	06/09/23	$2,808,182
1,536,948	Transdigm, Inc., Tranche E Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	05/30/25	1,532,860
				4,341,042
	Alternative Carriers – 0.7%
2,678,397	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.32%	02/22/24	2,680,995
	Application Software – 7.1%
1,629,257	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	04/26/24	1,626,716
856,884	Hyland Software, Term-3 Loans, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.33%	07/01/22	861,383
606,660	Infor (US), Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	02/02/22	606,982
2,805,684	Informatica Corp. (Ithacalux S.A.R.L), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	08/06/22	2,818,310
5,346,773	JDA Software Group (RP Crown Parent, Inc.), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	10/12/23	5,355,703
6,653	Kronos, Inc., Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.16%	11/01/23	6,666
2,647,865	Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.34%	11/01/23	2,653,160
555,513	Micro Focus International (MA Finance LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	06/21/24	554,124
3,751,513	Micro Focus International (MA Finance LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	06/21/24	3,742,134
7,010,101	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	11/30/24	6,991,104
1,290,741	Qlik Technologies (Project Alpha Intermediate Holdings, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.99%	04/26/24	1,290,198
				26,506,480
	Asset Management & Custody Banks – 2.3%
746,487	American Beacon Advisors, Inc. (Resolute Investment Managers), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	04/30/22	751,152
792,000	First Eagle Investment Management, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.33%	12/01/22	794,725
967,929	Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.31%	02/28/25	966,419
210,396	Mondrian Investment Partners Ltd. (MIPL Group Ltd.), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	03/09/20	210,922
1,614,103	Victory Capital Holdings (VCH Holdings LLC), Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	02/15/25	1,616,121
4,122,294	Virtus Investment Partners, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.58%	06/01/24	4,132,600
				8,471,939
	Auto Parts & Equipment – 2.2%
5,442,973	Gates Global, Initial B-2 Dollar Term Loans, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	03/31/24	5,467,629
616,965	Lumileds (Bright Bidco B.V.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.58%	06/30/24	610,925
1,297,199	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	06/30/24	1,284,500
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Auto Parts & Equipment (Continued)
$1,060,839	Tower Automotive Holdings USA LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.88%	03/07/24	$1,064,817
				8,427,871
	Automotive Retail – 0.3%
993,838	KAR Auction Services, Inc., Term Loan B5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.63%	03/09/23	996,740
	Broadcasting – 3.0%
2,348,950	Cumulus Media Holdings, Inc., EXIT Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor (d)	6.58%	05/15/22	2,307,255
33,399	Nexstar Broadcasting, Inc., Mission Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	01/17/24	33,510
244,818	Nexstar Broadcasting, Inc., Nexstar Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	01/17/24	245,634
8,495,601	Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.08%	01/27/24	8,511,573
45,522	Tribune Media Co., Term B Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.08%	12/27/20	45,551
				11,143,523
	Building Products – 1.9%
189,336	Beacon Roofing Supply, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.32%	01/02/25	188,272
62,420	Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.33%	12/14/24	62,382
7,013,986	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	11/15/23	7,005,218
				7,255,872
	Cable & Satellite – 0.5%
983,250	Cablevision Systems Corp. (CSC Holdings, Inc.), January 2018 Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.56%	01/25/26	983,496
324,023	Cablevision Systems Corp. (CSC Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.31%	07/17/25	322,578
408,383	Mediacom Broadband LLC, Term Loan N, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.71%	02/15/24	406,512
340,000	Virgin Media Finance PLC, Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.56%	01/15/26	339,769
				2,052,355
	Casinos & Gaming – 12.8%
11,861,292	Caesars Resorts Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	12/22/24	11,894,622
4,786,427	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.33%	04/18/24	4,784,177
2,522,082	Golden Nugget, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.82%-4.83%	10/04/23	2,528,388
3,263,490	Las Vegas Sands, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.83%	03/27/25	3,256,571
1,471,509	MGM Growth Properties Operating Partnership LP, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	03/23/25	1,470,685
1,266,951	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	10/01/25	1,268,534
13,455,291	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.83%	07/28/25	13,555,264
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Casinos & Gaming (Continued)
$5,425,421	Station Casinos, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.58%	06/08/23	$5,435,295
3,848,666	VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.07%	12/20/24	3,845,780
				48,039,316
	Coal & Consumable Fuels – 0.4%
1,033,836	Arch Coal, Inc., Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	03/07/24	1,032,554
309,082	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	03/31/25	308,826
				1,341,380
	Commercial Printing – 0.4%
1,358,643	Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	11/01/24	1,362,040
	Construction & Engineering – 0.4%
179,150	Pike Electric, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.58%	03/23/25	180,314
1,291,435	Westinghouse Electric (Brookfield WEC Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	5.83%	07/31/25	1,298,216
				1,478,530
	Diversified Chemicals – 0.1%
366,579	Ineos US Finance LLC, 2024 Dollar Term Loan, 2 Mo. LIBOR + 2.00%, 0.00% Floor	4.17%	03/31/24	365,967
	Diversified Support Services – 0.8%
3,041,100	Brightview Landscapes (FKA - Brickman), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.63%-4.69%	08/10/25	3,042,621
	Electric Utilities – 0.9%
369,375	Dayton Power & Light Co., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	4.08%	08/24/22	368,913
1,940,152	Vistra Energy Corp. (f/k/a TXU), 2016 Incremental Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	12/31/25	997,500
1,000,000	Vistra Energy Corp. (f/k/a TXU), 2018 Incremental Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.06%-4.08%	12/14/23	1,939,492
				3,305,905
	Environmental & Facilities Services – 0.9%
1,102,899	PSSI (Packers Holdings LLC), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.32%	12/04/24	1,100,605
512,991	Servicemaster Company, LLC, The, Tranche C Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	11/08/23	513,083
1,721,681	WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	12/20/24	1,722,766
				3,336,454
	Food Retail – 1.5%
2,841,777	Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.34%	12/21/22	2,833,195
2,850,053	Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.31%	06/22/23	2,837,456
				5,670,651
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Equipment – 2.5%
$4,546,447	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	06/08/20	$4,543,037
4,582,364	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.59%	06/08/20	4,578,927
198,000	Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	01/31/24	198,602
				9,320,566
	Health Care Facilities – 1.9%
1,039,463	Acadia Healthcare Co., Inc., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	02/11/22	1,044,286
1,189,656	Acadia Healthcare Co., Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	02/16/23	1,195,176
1,699,735	Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.84%	06/01/22	1,706,109
957,435	Gentiva Health Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	6.13%	06/30/25	963,419
2,180,272	National Veterinary Associates (NVA Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	02/02/25	2,170,744
				7,079,734
	Health Care Services – 10.3%
4,147,131	21st Century Oncology, Inc., Tranche B Term Loan, 3 Mo. LIBOR + 6.13%, 1.00% Floor	8.47%	01/16/23	3,898,303
936,551	Air Medical Group Holdings, Inc., New Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.33%	03/14/25	930,117
614,525	Air Medical Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.32%	04/28/22	603,132
2,839,084	Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	04/30/24	2,593,021
955,685	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	06/07/23	957,481
1,702,604	CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.34%	06/07/23	1,705,805
2,855,635	DuPage Medical Group (Midwest Physician), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.81%	08/15/24	2,811,030
4,603,882	Envision Healthcare Corp. (Emergency Medical Services Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.08%	12/01/23	4,598,127
812,786	ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	07/27/23	817,101
4,575,494	Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.57%	07/01/21	4,285,728
4,528,005	Surgery Centers Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.57%	08/31/24	4,520,444
5,390,700	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	02/06/24	5,143,644
5,271,049	U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.58%	12/30/22	5,126,095
845,792	Verscend Technologies, Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.57%	08/10/25	850,554
				38,840,582
	Health Care Supplies – 0.1%
408,670	ConvaTec, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.58%	10/31/23	408,928
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Technology – 1.5%
$5,488,444	Change Healthcare Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	03/01/24	$5,489,981
	Hotels, Resorts & Cruise Lines – 0.1%
443,250	Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	11/30/23	442,856
	Household Appliances – 0.9%
3,533,748	Traeger Grills, Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.58%	09/25/24	3,498,410
	Household Products – 1.7%
654,883	Energizer Holding, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	06/30/25	658,157
14,405	Spectrum Brands, Inc., Term Loan B, 2 Mo. LIBOR + 2.00%, 0.00% Floor	4.17%	06/23/22	14,408
5,675,803	Spectrum Brands, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.34%-4.35%	06/23/22	5,676,995
				6,349,560
	Human Resource & Employment Services – 0.8%
3,104,724	Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	05/01/24	3,110,281
	Hypermarkets & Super Centers – 2.1%
7,705,395	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.07%	02/03/24	7,715,026
	Independent Power Producers & Energy Traders – 0.5%
1,940,000	Calpine Corp., Term Loan B5, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.84%	01/15/24	1,941,688
	Industrial Conglomerates – 1.5%
107,523	Accudyne Industries, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	08/18/24	107,792
5,361,965	Gardner Denver, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	07/30/24	5,376,388
				5,484,180
	Industrial Machinery – 0.3%
1,046,611	Douglas Dynamics LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	12/31/21	1,045,302
	Insurance Brokers – 3.7%
2,857,862	Amwins Group, Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.83%	01/25/24	2,861,434
8,236	HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.16%	04/25/25	8,225
3,286,011	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.34%	04/25/25	3,281,707
2,094,981	National Financial Partners Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	01/06/24	2,092,362
5,785,108	USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.33%	05/15/24	5,768,215
				14,011,943
	Integrated Telecommunication Services – 1.7%
5,811,181	Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	01/31/25	5,741,447
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Integrated Telecommunication Services (Continued)
$684,119	Numericable U.S. LLC (Altice France S.A.), Term Loan B12, 1 Mo. LIBOR + 3.69%, 0.00% Floor	5.75%	01/31/26	$656,467
				6,397,914
	Leisure Facilities – 1.5%
5,669,962	ClubCorp Club Operations, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	09/18/24	5,603,340
	Life Sciences Tools & Services – 7.1%
2,139,587	Immucor, Inc., Term Loan B-3, 2 Mo. LIBOR + 5.00%, 1.00% Floor	7.17%	06/15/21	2,162,759
1,866,000	IQVIA (IMS Health or Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.08%	06/15/25	1,862,511
6,591,975	Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.32%	05/31/25	6,588,415
7,612,276	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	09/27/24	7,606,566
3,615,666	Pharmaceutical Product Development, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.58%	08/18/22	3,611,978
4,967,988	Sotera Health Holdings, LLC (Sterigenics), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	05/15/22	4,972,956
				26,805,185
	Managed Health Care – 5.2%
3,546,743	Davis Vision (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	12/02/24	3,536,103
16,032,456	MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	06/07/23	16,016,904
				19,553,007
	Metal & Glass Containers – 0.6%
1,701,866	Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%-5.09%	11/07/25	1,701,389
198,163	Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.34%	11/07/25	198,107
198,600	Crown Holdings, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	01/19/25	199,133
				2,098,629
	Movies & Entertainment – 1.0%
380,867	AMC Entertainment, Inc., 2016 Incremental Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.31%	12/15/23	380,947
275,542	AMC Entertainment, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.31%	12/15/22	275,473
1,930,162	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.58%	02/05/25	1,923,407
985,050	Creative Artists Agency LLC (CAA Holdings LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.06%	02/15/24	986,281
				3,566,108
	Oil & Gas Exploration & Production – 0.0%
166,667	Ascent Resources - Marcellus, LLC, EXIT Term Loan B, 1 Mo. LIBOR + 6.50%, 1.00% Floor	8.58%	03/30/23	166,917
	Other Diversified Financial Services – 6.7%
12,392,746	AlixPartners, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	04/04/24	12,426,330
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Other Diversified Financial Services (Continued)
$6,233,619	Duff & Phelps Corporation (Deerfield Dakota), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.58%	02/13/25	$6,242,720
3,242,527	First Data Corp., 2024A New Dollar Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.07%	04/26/24	3,236,950
3,136,000	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	07/01/23	3,141,049
				25,047,049
	Packaged Foods & Meats – 3.3%
9,116,873	Hostess Brands, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.33%	08/03/22	9,082,685
3,418,861	Post Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.07%	05/24/24	3,414,929
				12,497,614
	Paper Packaging – 3.5%
13,163,778	Reynolds Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.83%	02/05/23	13,201,427
	Personal Products – 0.1%
558,712	Rodan & Fields, Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.06%	06/15/25	562,204
	Pharmaceuticals – 9.5%
1,682,692	Akorn, Inc., Loan, 1 Mo. LIBOR + 4.75%, 1.00% Floor	6.88%	04/16/21	1,628,005
1,240,681	Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 1.00% Floor	4.33%	05/20/24	1,244,167
5,149,140	Concordia Healthcare Corp., Initial Dollar Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor (e)	6.33%	10/21/21	4,641,383
7,271,101	Endo LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.38%	04/29/24	7,307,456
1,492,443	Grifols Worldwide Operations Limited, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.21%	01/31/25	1,498,219
5,094,142	Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.38%	03/29/24	5,116,454
968,422	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor	5.20%	09/24/24	959,948
968,447	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.52%	02/24/25	966,636
12,315,543	Valeant Pharmaceuticals International, Inc., 2018 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	06/01/25	12,354,461
				35,716,729
	Research & Consulting Services – 4.1%
4,958,052	Acosta, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	09/26/21	3,830,095
5,789,797	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	07/23/21	5,395,396
799,960	Advantage Sales & Marketing, Inc., Term Loan B2, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	07/23/21	755,626
4,591,875	Information Resources, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.57%	01/18/24	4,612,906
288,867	Nielsen Finance LLC (VNU, Inc.), Term Loan B-4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.07%	10/04/23	287,143
559,800	TransUnion LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	06/30/25	561,552
				15,442,718
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Restaurants – 4.3%
$393,214	IRB Holding Corp. (Arby’s), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.32%	01/18/25	$394,901
8,341,454	Portillo’s Holdings LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	10.33%	08/15/22	8,341,454
7,444,475	Portillo’s Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.83%	08/02/21	7,444,475
				16,180,830
	Security & Alarm Services – 0.4%
422,883	Frontdoor, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.63%	08/31/25	423,412
1,188,021	Garda World Security Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.80%	05/26/24	1,192,475
				1,615,887
	Semiconductors – 0.8%
2,246,400	Microchip Technology, Initial Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	05/29/25	2,242,199
667,866	Western Digital Corp., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.82%	04/29/23	667,392
				2,909,591
	Specialized Consumer Services – 1.5%
724,000	Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.58%	07/31/25	744,511
1,374,097	Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	08/04/22	1,380,679
3,670,024	Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.08%	11/03/23	3,680,520
				5,805,710
	Specialized Finance – 0.6%
2,317,167	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.07%	05/09/25	2,316,240
	Specialty Chemicals – 0.9%
2,448,080	H.B. Fuller Company, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.08%	10/20/24	2,445,362
1,082,905	Platform Specialty Products Corp. (fka: Macdermid, Inc.), Term Loan B6, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.08%	06/07/23	1,085,808
				3,531,170
	Specialty Stores – 0.8%
303,262	Party City Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.83%	08/19/22	304,366
297,551	Party City Holdings, Inc., Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor	5.28%	08/19/22	298,634
2,451,110	Toys “R” US-Delaware, Inc., Term B-2 Loan, Prime Rate + 2.75%, 1.50% Floor (e) (f)	7.75%	05/25/18	1,268,450
1,991,346	Toys “R” US-Delaware, Inc., Term B4 Loan, Prime Rate + 7.75%, 1.00% Floor (e) (f)	12.75%	04/25/20	1,042,609
				2,914,059
	Systems Software – 6.0%
741,596	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	09/13/24	744,065
511,160	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	9.33%	09/13/25	523,940
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software (Continued)
$1,207,373	Avast Software B.V. (Sybil Software LLC), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	4.83%	09/30/23	$1,210,645
2,225,125	BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	07/15/25	2,225,793
3,126,727	Dynatrace, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.32%	08/15/25	3,135,857
3,646,609	Misys Financial Software Ltd. (Almonde, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.58%	06/13/24	3,627,391
3,283,520	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.33%	04/24/22	3,264,377
2,983,821	SS&C European Holdings, S.a.r.l, Term Loan B3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	04/16/25	2,985,312
1,160,706	SS&C European Holdings, S.a.r.l, Term Loan B4, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	04/16/25	1,161,286
1,099,280	SS&C European Holdings, S.a.r.l, Term Loan B5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.33%	04/16/25	1,099,511
2,403,762	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	06/15/25	2,397,561
				22,375,738
	Technology Hardware, Storage & Peripherals – 3.4%
12,590,399	Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	4.08%	09/07/23	12,585,112
	Trading Companies & Distributors – 0.1%
318,287	Reece International, Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.34%	06/15/25	317,889
	Total Senior Floating-Rate Loan Interests			481,769,785
	(Cost $486,534,715)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 3.1%
	Cable & Satellite – 0.4%
557,000	Altice US Finance I Corp. (g)	5.50%	05/15/26	548,645
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.75%	01/15/24	1,019,830
				1,568,475
	Health Care Facilities – 2.7%
1,000,000	Select Medical Corp.	6.38%	06/01/21	1,013,750
800,000	Tenet Healthcare Corp.	6.00%	10/01/20	834,000
5,776,000	Tenet Healthcare Corp. (g)	7.50%	01/01/22	6,070,229
2,136,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,264,160
				10,182,139
	Total Corporate Bonds and Notes			11,750,614
	(Cost $11,632,095)

Shares	Description	Value
COMMON STOCKS (c) – 1.0%
	Broadcasting – 0.1%
25,815	Cumulus Media New Holdings (d) (h)	484,031
	Electric Utilities – 0.7%
106,607	Vistra Energy Corp. (h)	2,509,529
	Oil & Gas Exploration & Production – 0.2%
119,734	American Energy Marcellus, Class A (h) (i)	387,639
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (c) (Continued)
	Oil & Gas Exploration & Production (Continued)
3,699	Fieldwood Energy Equity (h) (i)	$195,585
		583,224
	Total Common Stocks	3,576,784
	(Cost $3,357,339)
RIGHTS (c) – 0.0%
	Electric Utilities – 0.0%
106,607	Vistra Energy Corp. (h)	75,958
175,375	Vistra Energy Corp. Claim (h) (j) (k)	0
		75,958
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (h) (j) (k) (l)	0
1	New Millennium Holdco, Inc., Lender Claim Trust (h) (j) (k) (l)	0
		0
	Total Rights	75,958
	(Cost $178,763)
WARRANTS (c) – 0.0%
	Oil & Gas Exploration & Production – 0.0%
31,000	American Energy Marcellus First Lien Warrants (h)	930
	(Cost $3,100)
MONEY MARKET FUNDS (c) – 1.3%
4,927,827	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.84% (m)	4,927,827
	(Cost $4,927,827)
	Total Investments – 133.8%	502,101,898
	(Cost $506,633,839) (n)
	Outstanding Loans – (37.3)%	(140,000,000)
	Net Other Assets and Liabilities – 3.5%	13,229,572
	Net Assets – 100.0%	$375,331,470

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	On June 4, 2018, Cumulus Media Holdings, Inc. completed a Bankruptcy Plan of Reorganization. In connection with the Plan of Reorganization, the Fund received a portion of a new exit term loan and a share of the newly issued common equity shares in the re-organized company.
(e)	This issuer has filed for protection in bankruptcy court.
(f)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2018, securities noted as such amounted to $6,618,874 or 1.8% of net assets.
(h)	Non-income producing security.
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At August 31, 2018, securities noted as such amounted to $583,224 or 0.2% of net assets.
(j)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At August 31, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(k)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(m)	Rate shown reflects yield as of August 31, 2018.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,188,564 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,720,505. The net unrealized depreciation was $4,531,941.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 8/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 481,769,785	$ —	$ 481,769,785	$ —
Corporate Bonds and Notes*	11,750,614	—	11,750,614	—
Common Stocks:
Electric Utilities	2,509,529	2,509,529	—	—
Other industry categories*	1,067,255	—	1,067,255	—
Rights:
Electric Utilities	75,958	—	75,958	—**
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	930	—	930	—
Money Market Funds	4,927,827	4,927,827	—	—
Total Investments	$ 502,101,898	$ 7,437,356	$ 494,664,542	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Rights that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Senior Floating Rate Income Fund II (FCT)
August 31, 2018 (Unaudited)
1. Organization
First Trust Senior Floating Rate Income Fund II (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FCT on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior floating-rate loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the third-party pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor’s Pricing Committee may value such Senior Loan at a fair value according to procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;

(1)	The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate Income Fund II (FCT)
August 31, 2018 (Unaudited)
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate Income Fund II (FCT)
August 31, 2018 (Unaudited)
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of August 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At August 31, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund did not have any unfunded delayed draw term loan commitments as of August 31, 2018.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Senior Floating Rate Income Fund II

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 26, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 26, 2018

*Print the name and title of each signing officer under his or her signature.